Financial results (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Income [Abstract]
Held for sale	R$ 209,327	R$ 331,811	R$ 124,767
Loans and receivables	270,909	273,355	261,034
Held-to-maturity			50,526
Gross total	480,236	605,166	436,327
Other assets not classifiable	31,815	41,561	92,461
Total	R$ 512,051	R$ 646,727	R$ 528,788